Investment Strategy - DoubleLine Securitized Credit ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized credit investments. For purposes of this 80% policy, securitized credit investments include investments that offer exposure to pools of mortgages, loans, receivables or other assets, such as agency and non‑agency mortgage-backed securities (including commercial mortgage-backed securities, residential mortgage-backed securities and collateralized mortgage obligations), asset-backed securities of any kind (including collateralized loan obligations (“CLOs”)) and other similar securities representing interests in or that are backed by cashflows from various assets, such as loans, leases and warehouse facilities, and related instruments. For these purposes, securitized credit investments include debt obligations that may be backed by (i) the cash flows from a pool of debt obligations or other income-producing investments or (ii) a single income-producing investment, and such obligations may be tranched (i.e., issued in multiple classes of obligations with different credit or other characteristics) or untranched. Securitized credit investments may also be referred to as “structured product securities” or “structured products.” The Fund may invest in securitized credit investments directly or indirectly, for example, by investing in derivatives or synthetic instruments with underlying assets that have similar economic characteristics to the securitized credit investments in which the Fund may make direct investments.
The Fund’s investments may be allocated across a variety of securitized credit investments, including mortgage-backed securities, other asset-backed securities, and CLOs. There is no limit, however, on the percentage of the Fund’s net assets that may be invested in any portion of the securitized credit market or any particular type of securitized credit investment. The Fund expects normally to invest in a combination of investment grade, below investment grade, and unrated debt instruments. The Fund may invest in securities of any credit quality, duration or maturity, and the securities may have fixed, floating or variable interest rates.
The Fund may invest up to 50% of its net assets, at the time of purchase, in securities rated below investment grade (securities rated Ba1 or below by Moody’s Ratings and BB+ or below by S&P Global Ratings and Fitch Ratings, Inc.) and unrated securities, including those judged by the Adviser to be of below investment grade quality. High yield corporate bonds and certain other fixed income instruments in which the Fund may invest are commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics.
Mortgage-backed securities in which the Fund may invest include, without limitation: mortgage-related securities of any maturity or type, including residential or commercial mortgage-backed securities, those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities; pass-through securities, including government, private, and multiclass pass-through securities; stripped mortgage securities (interest-only and principal-only securities); inverse floaters; commercial real estate CLOs; Real Estate Mortgage Investment Conduits (“REMICs”) and Re‑REMICs
(which are REMICs that have been re‑securitized); and those backed by collateral such as non‑performing and/or re‑performing loans, non-qualifying mortgage loans, and single asset, single borrower loans.
The other asset-backed securities in which the Fund will invest include, without limitation: obligations backed or supported by leases of various types, including leases of real, personal and other property (including those relating to aircrafts, containers, railroads, telecommunication, energy, and/or other infrastructure assets and infrastructure-related assets); securities backed by receivables from credit card agreements and automobile finance agreements; home equity sharing agreements; student loans; consumer loans; home equity loans; mobile home loans; boat loans; loans of any type that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans); income from other non‑mortgage‑related income streams, such as income from business and small business loans, project finance loans, renewable energy projects, personal financial assets, timeshare receivables and franchise rights; and CLOs, including CLOs backed by any of the previously mentioned assets or instruments, such as CLOs backed by covenant-lite loans.
In pursuing its investment objectives, the Fund may also invest directly in residential or commercial real estate loans, individually or in pools of loans, which loans may include senior mortgage loans and mezzanine loans, second lien loans or other types of subordinated loans, any of which may be covenant-lite. In selecting among available residential or commercial mortgage-backed securities, the Fund expects to consider, among other things, available yield, duration characteristics, collateral quality, level of correlation to other risk assets, supply/demand technicals, and sponsor quality. With respect to asset-backed securities, the Fund also expects to seek diversified opportunities with varying risk/return profiles across different sectors of that market. The Fund will seek CLOs that offer, among other characteristics, attractive yields, diversification within the underlying pool of loans, and quality management. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including subordinated or residual tranches and the equity or “first loss” tranche.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser seeks to manage the Fund’s duration in accordance with the Fund’s objectives based on the Adviser’s view of, among other things, future interest rates and market conditions. While the Adviser retains broad discretion to modify the Fund’s duration within a wide range, the Adviser will normally seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of zero or greater. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser and may vary significantly from time to time.
Although the Fund will normally invest principally in securitized credit investments, the Fund may invest in other debt instruments of any kind, including cash or cash equivalents. The Adviser expects to allocate and re‑allocate the Fund’s assets among securitized credit investments with varying characteristics in response to changing market, financial, economic, and other conditions in an attempt to construct a portfolio that to achieve income and total return. In addition to the instruments described above, the Fund’s principal investments may include, among others, (i) U.S. Treasury obligations, (ii) other securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (iii) real estate investment trust (“REIT”) securities (equity, preferred or debt); (iv) distressed and defaulted securities; (v) payment-in-kind bonds; (vi) zero-coupon bonds; (vii) corporate bonds and other corporate obligations, including high yield debt; (viii) custodial receipts; (ix) short-term, high quality investments, including, for example, cash equivalents, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (x) other instruments bearing fixed, floating, or variable interest rates of any maturity. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors of the fixed income universe.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging, risk management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the effect of creating investment leverage. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters and U.S. Treasury futures contracts). The Fund may incur costs in implementing hedging or duration management strategies, and there can be no assurance that the Fund will engage in hedging or duration management strategies or that any hedging or duration management strategy employed by the Fund will be successful.
The Fund may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”), including securities it does not currently own, in furtherance of its strategies, including for any kind of hedging purposes. Forward commitments include a variety of transactions, including when-issued, delayed delivery and to‑be‑announced transactions (“TBAs”). The Fund may enter into forward commitments (purchases or sales) for any investment purpose, including to acquire securities for its portfolio, to increase or reduce the Fund’s investment exposure (i.e., leverage), to reduce or hedge its investment exposure, to manage the Fund’s duration, credit quality, and/or liquidity, to take a short position, or for delivery pursuant to options contracts it has entered into. The Fund may seek to obtain market exposure to the securities in which it primarily invests by using other investment techniques (such as buy backs or dollar rolls), which may create investment leverage.
The Fund may pursue its investment objectives and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open‑end or closed‑end investment companies and ETFs, including other investment vehicles sponsored or advised by the Adviser or a related party of the Adviser. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.